Touchstone US Quality Bond Fund Investment Strategy - Touchstone US Quality Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in U.S. fixed-income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. U.S. fixed-income securities are securities of issuers domiciled in the U.S. and primarily consist of U.S. government obligations, corporate debt obligations (including non-investment-grade corporate debt obligations), mortgage-backed securities, asset-backed securities and taxable and tax-exempt municipal securities. U.S. government obligations include direct government obligations and those of government agencies and instrumentalities. Corporate debt obligations include corporate bonds, debentures, notes and other similar instruments of U.S. corporations. Investment-grade fixed-income securities include securities rated BBB- or higher by S&P Global Ratings (“S&P”) or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”) or, if unrated by S&P or Moody’s, determined by the sub-adviser, EARNEST Partners LLC (“EARNEST”), to be of comparable quality. The Fund’s investment policies are based on credit ratings at the time of purchase. The Fund will generally invest at least 90% of its total assets in investment-grade debt securities, but may invest up to 10% of its total assets in non-investment-grade debt securities, which are sometimes referred to as “junk bonds.” The securities in which the Fund invests may pay interest at fixed rates, variable rates, or subject to reset terms. In addition, these securities may make principal payments that are fixed, variable, or both. The Fund may also invest in mortgage dollar rolls and zero coupon securities. The Fund can invest in securities of any maturity. EARNEST believes that entities that are cognizant of environmental, social, and governance (“ESG”) issues tend to be more successful over time. As a result, EARNEST prefers to invest in government programs and companies that have sustainable operating models and seek to achieve positive aggregate societal impact. The Fund focuses on governmental programs and companies that seek to achieve positive aggregate societal impacts in up to four specific areas: empowering the individual, community development, environmental responsibility, and sustainable infrastructure. Investments may seek to achieve multiple areas of impact. This inclusive approach views positive impact characteristics as additive to an investment’s risk/return profile. When assessing an investment’s impact profile, EARNEST considers a wide range of factors, including but not limited to support for economic development, home ownership, and job creation.